Non-current Assets - Property, Plant and Equipment (Additional Information) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
capital expenditure	$ 25,046,801	$ 9,321,453